Related Party Transactions (Details) $ in Thousands, € in Millions				12 Months Ended
	Jul. 01, 2021 USD ($)	Apr. 12, 2021 USD ($)	Aug. 10, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Jun. 30, 2021
Related Party Transactions
Recognized non-cash share-based compensation expense				$ 15,278		$ 1,199		$ 4,241
Aggregate gross purchase price		$ 31,000
Advances on account of the vessels' operating expenses				21,875		20,426
Gemini Shipholdings Corporation
Related Party Transactions
Percentage of voting interest acquired	51.00%									49.00%
Aggregate gross purchase price	$ 86,700
Executive officers
Related Party Transactions
Recognized non-cash share-based compensation expense				11,800		1,000		3,600
Due to executive officers shown under accounts payable				$ 200
Manager
Related Party Transactions
Daily management fees			$ 850
Daily vessel management fees for vessels on bareboat charter			425
Daily vessel management fees for vessels on time charter			$ 850
Management fee on gross freight, charter hire, ballast bonus and demurrage (as a percent)			1.25%
Management fee based on the contract price of any vessel bought or sold (as a percent)			0.50%	0.50%	0.50%
Amount capitalized				$ 1,300		700
Management fees incurred shown under General and administrative expenses				19,900		17,700		16,800
Management commissions incurred shown under Voyage expenses				10,400		5,700		5,300
Advances on account of the vessels' operating expenses				21,900		20,400
Executive officers compensation				2,100	€ 1.8	1,800	€ 1.5	1,700	€ 1.5
Due to executive officers shown under accounts payable				100		100
The Swedish Club
Related Party Transactions
Premiums paid				$ 5,200		$ 4,300		$ 4,400